Long-Term Debt, Long-Term Debt Including Related Party Debt (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jan. 12, 2022	Dec. 31, 2021
Loan Facilities [Abstract]
Long-term debt	$ 146,707,500		$ 103,761,500
Less: Deferred financing costs	(1,984,531)		(1,720,101)
Total long-term debt, net of deferred finance costs	144,722,969		102,041,399
Presented [Abstract]
Current portion of long-term debt	30,250,200		16,688,000
Less: Current portion of deferred finance costs	(749,865)		(596,277)
Current portion of long-term debt, net of deferred finance costs	29,500,335		16,091,723
Non-Current portion of long-term debt	116,457,300		87,073,500
Less: Non-Current portion of deferred finance costs	(1,234,666)		(1,123,824)
Non-Current portion of long-term debt, net of deferred finance costs	115,222,634		85,949,676
$11.0 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 11,000,000.0		11,000,000.0
Borrowers	Spetses- Pikachu
Long-term debt	$ 7,000,000		7,800,000
$4.5 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 4,500,000
Borrowers	Bistro
Long-term debt	$ 3,150,000		3,450,000
$15.29 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 15,290,000		15,290,000
Borrowers	Pocahontas- Jumaru
Long-term debt	$ 12,935,000		13,877,000
$18.0 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 18,000,000.0		18,000,000.0
Borrowers	Rocket- Gamora
Long-term debt	$ 14,600,000		16,300,000
$40.75 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 40,750,000		40,750,000
Borrowers	Liono-Snoopy-Cinderella-Luffy
Long-term debt	$ 37,288,000		39,596,000
$23.15 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 23,150,000
Borrowers	Bagheera-Garfield
Long-term debt	$ 20,269,500		22,738,500
$55.0 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 55,000,000.00	$ 55,000,000.0
Borrowers	Mulan- Johnny Bravo-Songoku-Asterix-Stewie
Long-term debt	$ 51,465,000		$ 0